Subsequent events	12 Months Ended
Mar. 31, 2015
Subsequent events
Subsequent events

24. Subsequent events:

Dividends for the fiscal year ended March 31, 2015

Subsequent to March 31, 2015, the Company’s Board of Directors declared a cash dividend of ¥11,764 million payable on June 3, 2015 to stockholders as of March 31, 2015.

Exercise of Euro Yen denominated zero coupon convertible bonds (the “Bonds”) due 2015

NIDEC’s treasury stock and issued shares of common stock were delivered from April 1, 2015 to June 24, 2015 upon exercise of the stock acquisition rights of the bonds. (Balance of the outstanding principal amounts of the bonds as of March 31, 2015: ¥21,445 million)

The details of the principal amounts of the exercised bonds, the used treasury stock and the issued shares of common stock are as follows:

1. Total principal amounts of the exercised bonds	¥6,455 million
2. Class of shares	Common stock
3. Total number of the used treasury stock	1,340 shares
4. Total amount of the used treasury stock	¥12 million
5. Total number of the issued shares of common stock	1,213,589 shares
6. Increase in common stock	¥3,223 million
7. Increase in additional paid-in capital	¥3,223 million

Completion of Acquisition of Motortecnica s.r.l.

On May 15, 2015, Nidec ASI S.p.A., NIDEC’s wholly owned subsidiary, acquired all of the voting rights in Motortecnica s.r.l. (“Motortecnica”).

1. Purpose of transaction

Motortecnica oprerates design, manufacturing, repair, maintenance and servicing of electrical rotating machinery, with focus areas of remanufacturing and refurbishment. Following the acquisition, NIDEC seeks to strengthen its service business and expand in the generators market.

2. Funds for transaction	Own funds